Summary of material accounting policies (Details Narrative)	12 Months Ended
Dec. 31, 2024
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Intangible assets, useful life	3 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Intangible assets, useful life	5 years